Location and Amount of Gains and Losses Related to Derivatives Not Designated as Hedging Instruments Reported in Consolidated Statement of Income (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	¥ (12,973)	¥ (4,769)	¥ 1,767
Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	8	(153)	67
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	(14,085)	(3,640)	1,446
Foreign currency options
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative	¥ 1,104	¥ (976)	¥ 254